Wilson Bank Holding Company - Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Balance Sheets - Parent Company Only

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Balance Sheets

December 31, 2013 and 2012

	Dollars In Thousands
	2013		2012
ASSETS

Cash	$2,662	*	1,337	*
Investment in wholly-owned commercial bank subsidiary	174,836		168,188
Refundable income taxes	173		173

Total assets	$177,671		169,698

LIABILITIES AND STOCKHOLDERS’ EQUITY

Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,498,588 and 7,419,204 shares issued and outstanding, respectively	$14,997		14,838
Additional paid-in capital	54,519		51,242
Retained earnings	112,451		101,046
Net unrealized gains (losses) on available-for-sale securities, net of income taxes of $2,666 and $1,595, respectively	(4,296)		2,572

Total stockholders’ equity	177,671		169,698

Total liabilities and stockholders’ equity	$177,671		169,698

*	Eliminated in consolidation.

Statements of Earnings and Comprehensive Earnings - Parent Company Only

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Earnings and Comprehensive Earnings

Three Years Ended December 31, 2013

	Dollars In Thousands
	2013	2012	2011
Expenses:
Directors’ fees	$337	319	346
Other	83	88	64

Loss before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiaries	(420)	(407)	(410)

Federal income tax benefits	173	173	170

	(247)	(234)	(240)

Equity in undistributed earnings of commercial bank subsidiary	16,116 *	12,382 *	10,290 *

Net earnings	15,869	12,148	10,050

Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale-securities arising during period, net of taxes of $4,231, $1,158 and $2,685, respectively	(6,820)	1,867	4,330
Reclassification adjustments for net gains included in net earnings, net of taxes of $30, $100 and $73, respectively	(48)	(160)	(119)

Other comprehensive earnings (losses)	(6,868)	1,707	4,211

Comprehensive earnings	$9,001	13,855	14,261

*	Eliminated in consolidation.

Statements of Changes in Stockholders' Equity - Parent Company Only

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Changes in Stockholders’ Equity

Three Years Ended December 31, 2013

	Dollars In Thousands
	Common Stock	Additional Paid-In Capital	Retained Earnings	Net Unrealized Gain (Loss) On Available-For- Sale Securities	Total
Balance December 31, 2010	$14,450	43,790	89,439	(3,346)	144,333

Cash dividends declared, $.60 per share	—	—	(4,348)	—	(4,348)
Issuance of 79,962 shares of stock pursuant to dividend reinvestment plan	160	3,058	—	—	3,218
6,148 common shares repurchased	(13)	(237)	—	—	(250)
Issuance of 5,284 shares of stock pursuant to exercise of stock options	11	99	—	—	110
Share based compensation expense	—	24	—	—	24
Net change in unrealized gain on available-for-sale securities during the year, net of taxes of $2,612	—	—	—	4,211	4,211
Net earnings for the year	—	—	10,050	—	10,050

Balance December 31, 2011	14,608	46,734	95,141	865	157,348

Cash dividends declared, $.85 per share	—	—	(6,243)	—	(6,243)
Issuance of 106,230 shares of stock pursuant to dividend reinvestment plan	212	4,306	—	—	4,518
Issuance of 8,788 shares of stock pursuant to exercise of stock options	18	171	—	—	189
Share based compensation expense	—	31	—	—	31
Net change in unrealized gain on available-for-sale securities during the year, net of taxes of $1,058	—	—	—	1,707	1,707
Net earnings for the year	—	—	12,148	—	12,148

Balance December 31, 2012	14,838	51,242	101,046	2,572	169,698

Cash dividends declared, $.60 per share	—	—	(4,464)	—	(4,464)
Issuance of 73,411 shares of stock pursuant to dividend reinvestment plan	147	3,101	—	—	3,248
Issuance of 5,973 shares of stock pursuant to exercise of stock options	12	144	—	—	156
Share based compensation expense	—	32	—	—	32
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $4,261	—	—	—	(6,868)	(6,868)
Net earnings for the year	—	—	15,869	—	15,869

Balance December 31, 2013	$14,997	54,519	112,451	(4,296)	177,671

Statements of Cash Flows - Parent Company Only

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Cash Flows

Three Years Ended December 31, 2013

Increase (Decrease) in Cash and Cash Equivalents

	Dollars In Thousands
	2013	2012	2011
Cash flows from operating activities:
Cash paid to suppliers and other	$(388)	(376)	(386)
Tax benefits received	173	170	164

Net cash used in operating activities	(215)	(206)	(222)

Cash flows from investing activities:
Dividends received from commercial bank subsidiary	2,600	1,500	—

Net cash provided by investing activities	2,600	1,500	—

Cash flows from financing activities:
Dividends paid	(4,464)	(6,243)	(4,348)
Proceeds from sale of stock pursuant to dividend reinvestment	3,248	4,518	3,218
Proceeds from exercise of stock options	156	189	110
Common shares repurchased	—	—	(249)

Net cash used in financing activities	(1,060)	(1,536)	(1,269)

Net increase (decrease) in cash and cash equivalents	1,325	(242)	(1,491)

Cash and cash equivalents at beginning of year	1,337	1,579	3,070

Cash and cash equivalents at end of year	$2,662	1,337	1,579

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Cash Flows, Continued

Three Years Ended December 31, 2013

Increase (Decrease) in Cash and Cash Equivalents

	Dollars In Thousands
	2013	2012	2011
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	$15,869	12,148	10,050

Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary	(16,116)	(12,382)	(10,290)
Decrease in refundable income taxes	—	(3)	(6)
Share based compensation expense	32	31	24

Total adjustments	(16,084)	(12,354)	(10,272)

Net cash used in operating activities	$(215)	(206)	(222)